Schedule of deferred consideration (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred Consideration
Current deferred consideration	$ 1,480,653
Non-current deferred consideration	1,802,533
Total deferred consideration	$ 3,283,186